Share Capital (Share Capital) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of number of shares outstanding [abstract]
Beginning balance	$ 2,721.1
Shares issued through:
Shares repurchased and cancelled (in shares)	0	(1,100,000)
Exercise of Manitou warrants (in shares)	60,983
Ending balance	$ 2,923.5	$ 2,721.1
Issued capital [member]
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding	393,806,489	391,889,733
Beginning balance	$ 3,703.8	$ 3,692.9
Shares issued through:
Share-based employment compensation plans (in shares)	1,425,024	1,198,125
Share-based compensation plans	$ 12.3	$ 7.6
Shares repurchased and cancelled (in shares)		(1,100,000)
Shares repurchased and cancelled (i)	0.0	$ (10.4)
Flow-through share financing (in shares)		922,483
Flow-through share financing	$ 0.0	$ 6.9
Stock Issued During Period, Share, Acquisition	1,045,593
Dividend reinvestment plan and share purchase plan (in shares)	353,084	527,770
DRIP (ii)	$ 4.1	$ 4.1
Shares issued through share purchase plan (in shares)	469,566	373,806
ESPP (iii)	$ 5.6	$ 2.7
Exercise of Manitou warrants (note 8)	0.9	0.0
Issuance of shares related to Manitou acquisition (note 8)	13.4	0.0
Cancellation of unexchanged shares	$ (1.5)	$ 0.0
Cancellation of unexchanged shares (in shares)	(203,755)	(5,428)
Number of shares outstanding	396,956,984	393,806,489
Ending balance	$ 3,738.6	$ 3,703.8